Collaborative Agreement (Details)			1 Months Ended	2 Months Ended	9 Months Ended		12 Months Ended
	May 26, 2017 USD ($) Installments	May 06, 2016 USD ($) $ / shares shares	Feb. 28, 2017 USD ($) $ / shares shares	Sep. 30, 2015 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 29, 2015 USD ($)
Collaborative Agreement (Textual)
Amount received from BriVision				$ 22,517	$ 953,000		$ 6,500,000
Common stock newly issued, value				$ 51,958			$ 3,250,000
Collaborative Agreement [Member]
Collaborative Agreement (Textual)
Description of payment settlement schedule
●	upfront payment shall upon the signing of this Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

●	upfront payment shall upon the signing of this Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week.

upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months.

●	upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week.

●	at the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months.

●	upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.

Amount received from BriVision								$ 100,000,000
Upfront payments							$ 3,500,000
Percentage of payments under collaborative agreement							3.50%
Milestone payments to BioLite in cash		$ 2,600,000
Common stock newly issued, value		$ 900,000
Common stock newly issued, shares | shares		562,500
Share price | $ / shares		$ 1.60
Licensing rights					$ 10,000,000		$ 10,000,000
Collaborative Arrangement One [Member]
Collaborative Agreement (Textual)
Description of payment settlement schedule					Pursuant to the Collaborative Agreement, 6.5% of total payment, $6,500,000 shall be made upon the first IND submission which was submitted in March 2016. In February 2017, the Company remitted this amount to BioLite with $650,000 in cash and $5,850,000 in the form of newly issued shares of our common stock, at the price of $2.0 per share, for an aggregate number of 2,925,000 shares.
Percentage of payments under collaborative agreement						6.50%	6.50%
Milestone payments to BioLite in cash			$ 650,000
Common stock newly issued, value			$ 5,850,000
Common stock newly issued, shares | shares			2,925,000
Share price | $ / shares			$ 2.0
Accounts payable						$ 6,500,000	$ 6,500,000
Co-Dev Agreement [Member]
Collaborative Agreement (Textual)
Cash receivable from Rgene	$ 3,000,000
Number of installments | Installments	3
Proceeds from cash received	$ 240,000
Future net licensing income, percentage	50.00%